SCHEDULE H, Line 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 026
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, Line 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

JOHNSON CONTROLS RETIREMENT SAVINGS AND INVESTMENT PLAN
SCHEDULE H, Line 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
PLAN #026, EIN: 39-0380010
December 31, 2025
(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost	Current Value
*	Participant loans	3.25% - 10.50%	$0	$76,682,327

*	Represents a party-in-interest